Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements [Line Items]
Fair Value Measurements
4. Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	September 30, 2021
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Cash equivalents:
Money market funds	$20,001	$20,001	$—	$—

Total assets	$20,001	$20,001	$—	$—

Liabilities
Private placement warrant liability	$6,465	$—	$—	$6,465

Total Liabilities	$6,465	$—	$—	$6,465

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—

Total assets	$7,205	$7,205	$—	$—

During the nine months ended September 30, 2021 and the year ended December 31, 2020, there were no transfers between levels.
As of September 30, 2021 and December 31, 2020, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment. There were no transfers or reclassifications between Level 1, Level 2 and Level 3 financial assets during the three and nine months ended September 30, 2021.
As of September 30, 2021 and December 31, 2020, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s Warrant Liabilities and Derivative Liability (defined below) are carried at fair value, determined using Level 3 inputs in the fair value hierarchy. As of September 30, 2021 the Warrant Liabilities were valued at $6.4 million, and as of December 31, 2020, the Warrant Liability and Derivative Liability were valued at zero.
The carrying amounts reported in the accompanying balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these instruments. The carrying value of long-term and short-term debt, taking into consideration debt discounts and related derivative instruments, is estimated to approximate fair value.
Warrant Liabilities
In conjunction with a previous loan agreement of Old Clarus that was fully paid in 2017, certain lenders were granted warrants (or the “Series D Warrants”), to purchase a total of 183,438 shares of Series D Preferred Stock at an exercise price of $4.50 per share. The expiration date of the warrants is the earlier of July 14, 2021 for 122,292 shares and April 9, 2023 for 61,146 shares, or three years from the effective date of a registration statement for an initial public offering of Old Clarus’s stock. At December 31, 2020 the Warrant Liability was valued at zero. The Series D Warrants outstanding immediately prior to the Effective Time to purchase 61,146 shares of the Series D Preferred Stock were converted into warrants to purchase 9,246 shares of the Company’s common stock at an exercise price of $29.74 per share and the expiration date remains April 9, 2023.

At the Effective Time and immediately following the completion of the Business Combination, 9,195,000 warrants, including 5,750,000 Public Warrants and 3,445,000 Private Placement warrants, previously issued by Blue Water, were assumed by the Company. Upon consummation of the Merger, the Company concluded that the Public Warrants are equity classified and the Private Placement Warrants are liability classified in accordance with ASC 815.
The Private Placement Warrants are a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the warrant holder at a strike price equal to $11.50 per share (the “Private Placement Warrant Liability”). The valuation of the private placement warrant liability was determined with the assistance of an independent valuation firm that used a modified Monte Carlo simulation model at inception and subsequently at each measurement date using the Black-Scholes model. The fair value was determined using Level 3 inputs. The Private Placement Warrants to purchase common stock are remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the Warrant Liability could have a significant impact on the value of the obligation.
The following table sets forth a summary of changes in the fair value of the Company’s warrant liability for the three and nine months ended September 30, 2021 (in thousands):

Beginning warrant liability balance	$—
Private placement warrant liability assumed	14,075
Change in fair value of warrant liability	(7,610)

Balance at September 30, 2021	$6,465

Derivative Liability
From 2016 through 2020, Old Clarus entered into convertible notes purchase agreements with related parties for a total aggregate borrowing amount of $61.3 million (see Note 7,
Debt
). The convertible notes contained various conversion features including mandatory conversion upon the occurrence of a qualified financing at a 20% discount or shares of Series D Preferred Stock at the Series D Preferred Stock issuance price of $4.50. Upon the occurrence of a non-qualified
financing, the noteholders had the option to convert at the same terms as described above for a qualified financing. The Company determined that the acquisition premium and the qualified and non-qualified
financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount. At December 31, 2020 the derivative liability was valued at zero as the value of the Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50. All of Old Clarus’s convertible notes outstanding immediately prior to the Effective Time were converted into shares of the Company’s common stock.

3. Fair Value Measurements
The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—

Total assets	$7,205	$7,205	$—	$—

Liabilities
Warrant liability	$—	$—	$—	$—
Derivative liability	—	—	—	—

Total liabilities	$—	$—	$—	$—

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$1,628	$1,628	$—	$—

Total Assets	$1,628	$1,628	$—	$—

Liabilities
Warrant liability	$551	$—	$—	$551
Derivative liability	65,006	—	—	65,006

Total liabilities	$65,557	$—	$—	$65,557

During the years ended December 31, 2020 and 2019, there were no transfers between levels.
As of December 31, 2020 and 2019, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment. There were no financial assets valued based on Level 2 inputs.
As of December 31, 2019, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s Warrant Liability and Derivative Liability (defined below) are carried at fair value, determined using Level 3 inputs in the fair value hierarchy as described below. As of December 31, 2020, the Warrant Liability and Derivative Liability were valued at zero.
The carrying amounts reported in the accompanying balance sheets for cash, accounts receivable, accounts payable and accrued expenses approximate their fair value based on the short-term nature of these instruments. The carrying value of long-term and short-term debt, taking into consideration debt discounts and related derivative instruments, is estimated to approximate fair value.
Warrant Liability
In conjunction with a previous loan agreement that was fully paid in 2017, certain lenders were granted warrants, or the Series D Warrants, to purchase a total of 183,438 shares of Series D Preferred Stock at an exercise price of $4.50 per share. The expiration date of the warrants will be the earlier of July 14, 2021 for 122,292 shares and April 9, 2023 for 61,146 shares, or three years from the effective date of a registration statement for an initial public offering of the Company’s stock. No warrants were exercised during the years ended December 31, 2020 and 2019.
The warrant is a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the warrant holder at a strike price equal to the issuance price of the underlying preferred stock (the “Warrant Liability”). The valuation of the warrant liability was determined with the assistance of an independent valuation firm which utilized the hybrid method, a hybrid valuation between a probability-weighted expected return model (“PWERM”) and an option pricing model (“OPM”). The hybrid method estimates probability-weighted values across multiple scenarios, but uses the OPM to estimate the allocation of value within one or more of those scenarios. Weighting allocations are assigned to the OPM and PWERM methods factoring possible future liquidity events. Specifically, for each exit event date and exit scenario, the OPM method was utilized to estimate the Series D Preferred Stock value per share. The fair value was determined using Level 3 inputs. The warrants to purchase preferred stock are remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the Warrant Liability could have a significant impact on the value of the obligation.
The following table sets forth a summary of changes in the fair value of the Company’s warrant liability (in thousands):

Balance at December 31, 2018	$689
Change in fair value of warrants	(138)

Balance at December 31, 2019	$551
Change in fair value of warrants	(551)

Balance at December 31, 2020	$—

As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the Series D warrants was reduced to zero.
Derivative Liability
From 2016 through 2020, the Company entered into convertible notes purchase agreements with related parties for a total aggregate borrowing amount of $61.3 million (see Note 7,
Debt
). The convertible notes contain various conversion features including mandatory conversion upon the occurrence of a qualified financing at a 20% discount or shares of Series D Preferred Stock at the Series D Preferred Stock issuance price of $4.50. Upon the occurrence of a non-qualified
financing, the noteholders have the option to convert at the same terms as described above for a qualified financing. The Company determined that the acquisition premium and the qualified and non-qualified
financing conversion features were embedded derivative instruments requiring bifurcation as separate liabilities with a corresponding debt discount.
The derivative liability is a freestanding financial instrument that requires the Company to transfer equity instruments upon exercise by the noteholders. The derivative liability was initially recorded as a liability at fair value, with a corresponding debt discount, which was amortized to interest expense using the effective interest rate method over the term of the related notes. The valuation of the derivative liability was determined with the assistance of an independent valuation firm utilizing a probability-weighted expected return model (“PWERM”), which estimates the value based on probability-weighted present value of potential future liquidity events, with an allocation of probabilities applied to each scenario. Future liquidity event scenarios for the Convertible Notes as of December 31, 2019 included an acquisition event prior to expected FDA approval, an IPO prior to expected FDA approval, an acquisition event after expected FDA approval and an IPO after expected FDA approval, and only two scenarios as of December 31, 2020 which were an acquisition event after expected FDA approval and an IPO after expected FDA approval. The fair value was determined using Level 3 inputs. The derivative liability is remeasured at each reporting and settlement date. Changes in fair value for each reporting period are recognized in other income (expense) in the statements of operations. A change in the assumptions related to the valuation of the derivative liability could have a significant impact on the value of the obligation.
The following table sets forth a summary of changes in the fair value of the Company’s derivative liability (in thousands):

Balance at December 31, 2018	$50,020
2019 Notes issued	14,861
Change in fair value of derivative	125

Balance at December 31, 2019	$65,006
2020 Notes issued	1,334
Change in fair value of derivative	(66,340)

Balance at December 31, 2020	$—

As the fair value of Series D Preferred Stock at December 31, 2020 was less than the Series D Preferred Stock issuance price of $4.50, the fair value of the derivative liability related to the Company’s convertible notes was reduced to zero.